Other Reserves	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Other Reserves
26.
Other Reserves

Other reserves consists of the following (in thousands):

	Changes in ownership	Share based payments	Cashflow hedge reserve	Merger relief reserve	Time value reserve	Other	Total other reserves
At January 1, 2020	$(8,666)	$86,345	$(2,949)	$396,014	$—	$(101,469)	$369,275
Movement in cash flow hedge reserve	-	-	13,385	-	2,552	-	15,937
Gain transferred to the cost of inventory	-	-	(1,213)	-	-	-	(1,213)
Shares issued - acquisition of a subsidiary	-	-	-	4,808	-	-	4,808
Remeasurement loss on severance plan	-	-	-	-	-	(24)	(24)
Share-based payment - reverse vesting shares	-	26,092	-	-	-	-	26,092
Share-based payment - equity-settled	-	52,690	-	-	-	-	52,690
At December 31, 2020	(8,666)	165,127	9,223	400,822	2,552	(101,493)	467,565
Movement in cash flow hedge reserve	-	-	(24,776)	-	(2,552)	-	(27,328)
Loss transferred to the cost of inventory	-	-	2,066	-	-	-	2,066
Share-based payment - reverse vesting shares	-	(24,486)	-	-	-	-	(24,486)
Share-based payment - equity-settled	-	61,282	-	-	-	-	61,282
Non-controlling interest put option	-	-	-	-	-	(150,070)	(150,070)
Farfetch China Holdings Ltd put call option	-	-	-	-	-	(744,163)	(744,163)
Capital contribution from non-controlling interests	-	-	-	-	-	488,863	488,863
Acquisition of non-controlling interest	-	-	-	-	-	(11,613)	(11,613)
Other	-	-	-	-	-	(2,596)	(2,596)
At December 31, 2021	(8,666)	201,923	(13,487)	400,822	-	(521,072)	59,520
Movement in cash flow hedge reserve	-	-	(8,711)	-	-	-	(8,711)
Gain transferred to the cost of inventory	-	-	(844)	-	-	-	(844)
Share-based payment - reverse vesting shares	-	34,620	-	-	-	-	34,620
Share-based payment - equity-settled	-	88,375	-	-	-	-	88,375
Other	-	-	-	-	-	(131)	(131)
At December 31, 2022	$(8,666)	$324,918	$(23,042)	$400,822	$-	$(521,203)	$172,829

The changes in ownership reserve represent transactions with former non-controlling interests of the Group.

The share-based payments reserve represents the Group’s cumulative equity-settled share option expense. On exercise, the cumulative share option expense is reclassified to accumulated losses.

The cash flow hedge reserve and time value reserve are used to recognize the effective portion of gains or losses on derivatives that are designated as and qualify as cash flow hedges.

The merger relief reserve represents the excess over nominal share capital where there has been share consideration as part of a business combination.

Included in other reserves as of December 31, 2021, the transaction with non-controlling interests represents the initial recognition of the Chalhoub partnership, the non-controlling put option relates to the initial recognition of the gross liability relating to the put and call options entered into as part of the acquisition of Palm Angels for the purchase of the remaining 40 percent that New Guards does not already own and the Farfetch China Holdings Ltd put call option relates to the initial recognition of the gross liability relating to the put and call options entered into as part of the strategic arrangement with Alibaba and Richemont, net of transaction costs.